OTHER NON-OPERATING INCOME/(LOSSES) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Unrealized mark-to-market loss on our investment in listed equity securities (note 14 and 27)	$ 295,777	$ 0
UK tax lease settlement contingent liability (note 29)	71,739	0
Dividend income from our investment in listed equity securities	(5,588)	0
Gain on disposal of the LNG Croatia (note 18)	0	5,682
Other operating income/(losses)	$ 361,928	$ 5,682